INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of reconciliation of intangible assets
The following table provides a reconciliation of intangible assets:

(MILLIONS)	Total
Balance, as at December 31, 2020	$232
Amortization(1)	(14)
Balance, as at December 31, 2021	218
Foreign exchange	6
Amortization(1)	(15)
Balance, as at December 31, 2022	$209
(1)Included in Other within the consolidated statements of income (loss).